   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 2004


                                                    1933 ACT FILE NO. 333-111002

                                                     1940 ACT FILE NO. 811-08743

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--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-2

                 [X]         REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933


[X]             Pre-Effective Amendment No. 2
[ ]             Post-Effective Amendment No. ____


                        (Check appropriate box or boxes)
                             ---------------------
                         VAN KAMPEN SENIOR INCOME TRUST
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

     1 PARKVIEW PLAZA, P.O. BOX 5555, OAKBROOK TERRACE, ILLINOIS 60181-5555
                    (Address of Principal Executive Offices)
                        TELEPHONE NUMBER: (630) 684-6000
                        (Area Code and Telephone Number)

                           A. THOMAS SMITH III, ESQ.
                     MANAGING DIRECTOR AND GENERAL COUNSEL
                          VAN KAMPEN INVESTMENTS INC.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (212) 762-5260
                    (Name and Address of Agent for Service)
                             ---------------------
                                   COPIES TO:

              WAYNE W. WHALEN, ESQ.
             CHARLES B. TAYLOR, ESQ.                             CYNTHIA G. COBDEN, ESQ.
     SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP                 SIMPSON THACHER & BARTLETT LLP
              333 WEST WACKER DRIVE                                425 LEXINGTON AVENUE
             CHICAGO, ILLINOIS 60606                             NEW YORK, NEW YORK 10017
                  (312) 407-0700                                      (212) 455-2000

    Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                        PROPOSED MAXIMUM     PROPOSED MAXIMUM
      TITLE OF SECURITIES            AMOUNT BEING      OFFERING PRICE PER   AGGREGATE OFFERING       AMOUNT OF
        BEING REGISTERED              REGISTERED              UNIT                PRICE           REGISTRATION FEE
--------------------------------------------------------------------------------------------------------------------
Shares of Auction Rate
  Cumulative Preferred Shares,
  par value $0.01 per share.....        28,000              $25,000            $700,000,000          $88,690(1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


(1) $88,690 of which has been paid previously.


    The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities Exchange Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE



     The Prospectus and Statement of Additional Information filed as part of Pre-Effective Amendment No. 1 to this Registration Statement, filed on February 11, 2004, are incorporated by reference herein.

                            PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

         (1)      FINANCIAL STATEMENTS:

        Included in Part A:

           Report of Independent Accountants(6)

        Included in Part B:

         Statement of Assets and Liabilities(6)

         (2)      EXHIBITS

         (a) (i)   Declaration of Trust, dated April 7, 1998(1)

             (ii)  Amendment to Declaration of Trust, dated August 6, 1998(6)

             (iii) Form of Certificate of Vote, dated February 18, 2004 attached as Appendix B to the Statement of Additional Information(6)

         (b) By-laws(1)

         (d(1)) Form of Specimen Certificate of Common Shares of Beneficial Interest of Registrant(1)

         (d(2)) Form of Specimen Certificate of Auction Preferred Shares of Registrant(6)

         (e) Dividend Reinvestment Plan(3)

         (g) Investment Advisory Agreement(3)

         (h(1)) Form of Underwriting Agreement(6)

         (h(2)) Form of Master Agreement Among Underwriters(6)

         (h(3)) Form of Master Dealer Agreement(6)

         (j(1)) Custodian Agreement(4)

         (j(2)) Registrar, Transfer Agency and Service Agreement(4)

         (j(3)) Form of Auction Agency Agreement(6)

         (k(1)) Administration Agreement(3)

         (k(2)) Amended and Restated Legal Services Agreement(4)

         (k(3)) Form of Broker-Dealer Agreement(6)

         (k(4)(i)) Revolving Credit and Security Agreement, dated September 25, 2002 (the "Credit Agreement")(6)

         (k(4)(ii)) Amendment No. 1 to the Credit Agreement, dated September 19, 2003(6)

         (k(4)(iii)) Amendment No. 2 to the Credit Agreement, dated December 9, 2003(6)

         (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP*

         (n) Consent of Deloitte & Touche LLP(6)
         (r)(i) Code of Ethics of the Fund(6)

         (r)(ii) Code of Ethics of the Investment Adviser(6)


         (s) Power of Attorney(5)
----------

(1) Incorporated by reference to the initial filing of this Registration Statement, filed on December 8, 2003.

(2) Incorporated by reference to the Fund's Registration Statement on Form N-2 relating to its common shares of beneficial interest, filed April 4, 1998 (File No. 333-49829).

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 relating to its common shares of beneficial interest, filed May 12, 1998 (File No. 333-49829).

(4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 relating to its common shares of beneficial interest, filed June 22, 1998 (File No. 333-49829).

(5) Incorporated by reference to the Fund's Registration Statement on Form N-2 relating to its preferred shares of beneficial interest, filed December 8, 2003 (File No. 333-111002).

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 relating to its preferred shares of beneficial interest, filed on February 11, 2004 (File No. 333-111002).

ITEM 25: MARKETING ARRANGEMENTS

     See Exhibit h(1) to this Registration Statement.

ITEM 26: OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION


Securities and Exchange Commission fees                                $  88,690
National Association of Securities Dealers, Inc. fees                  $       0
Rating agency fees                                                     $ 165,000
Printing and engraving expenses                                        $  75,000
Legal fees                                                             $ 150,000
Auction Agent Fees                                                     $  26,500
Accounting expenses                                                    $  30,000
Blue Sky filing fees and expenses                                      $       0
Miscellaneous expenses                                                 $  14,810
                                                                       =========
               Total                                                   $ 550,000




ITEM 27: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable

ITEM 28: NUMBER OF HOLDERS OF SECURITIES

     At January 31, 2004

            TITLE OF CLASS                              NUMBER OF RECORD HOLDERS
            --------------                              ------------------------

Common Shares of Beneficial Interest, par value                   894
  $.01 per share

Preferred Shares of Beneficial Interest, par value                 0
  $.01 per share

ITEM 29: INDEMNIFICATION

         Please see Article 5.3 of the Registrant's Declaration of Trust (Exhibit (a)(i)) for indemnification of officers and trustees. Registrant's trustees and officers are also covered by a Joint Directors and Officers/Errors and Omissions Insurance Policy. Section 5 of the proposed Investment Advisory Agreement between the Fund and the Adviser provides that in the absence of willful misfeasance, bad faith or gross negligence in connection with the obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, the Adviser shall not be liable to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security. The Underwriting Agreement provides that the Registrant shall indemnify the Underwriters (as defined therein) and certain persons related thereto for any loss or liability arising from any alleged misstatement of a material fact (or alleged omission to state a material fact) contained in, among other things, the Registration Statement or Prospectus except to the extent the misstated fact or omission was made in reliance upon information provided by or on behalf of the Underwriters.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the Adviser and any underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person or the Registrant and the underwriters in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer, controlling person or underwriter in connection with the Preferred Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 31: LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 1221 Avenue of the Americas New York, New York 10020, at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts or at Boston Equiserve L.P., Blue Hills Office Park, 150 Royall Street, Canton, Massachusetts 02021; and (ii) by the Adviser, will be maintained at its offices, located at 1221 Avenue of the Americas New York, New York 10020.

ITEM 32: MANAGEMENT SERVICES

     Not applicable

ITEM 33: UNDERTAKINGS

1. Registrant undertakes to suspend offering of its shares until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable

3. Not applicable

4. Not applicable

5. If applicable:

         (a) For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

         (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 18th day of February, 2004.



                                    VAN KAMPEN SENIOR INCOME TRUST

                                    By: /s/ A. THOMAS SMITH III
                                       -----------------------------------------
                                       A. Thomas Smith III, Secretary


         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed on February 18, 2004 by the following persons in the capacities indicated:

SIGNATURES                                                     TITLE

Principal Executive Officer:

            /s/ RONALD E. ROBISON*                    Executive Vice President and Principal Executive Officer
-----------------------------------------------------
                RONALD E. ROBISON

Principal Financial Officer:

         /s/ JOHN L. SULLIVAN*                        Vice President, Chief Financial Officer and Treasurer
-----------------------------------------------------
             John L. Sullivan

Trustees:

                 /s/ DAVID C. ARCH*                   Trustee
-----------------------------------------------------
                    David C. Arch




                  /s/ ROD DAMMEYER*                   Trustee
-----------------------------------------------------
                    Rod Dammeyer


                 /s/ HOWARD J KERR*                   Trustee
-----------------------------------------------------
                    Howard J Kerr


             /s/ RICHARD F. POWERS, III*              Trustee
-----------------------------------------------------
               Richard F. Powers, III


              /s/ HUGO F. SONNENSCHEIN                Trustee
-----------------------------------------------------
                Hugo F. Sonnenschein


                /s/ WAYNE W. WHALEN*                  Trustee
-----------------------------------------------------
                   Wayne W. Whalen

----------

* Signed by A. Thomas Smith III pursuant to a power of attorney, filed previously.


               /s/ A. THOMAS SMITH III                        February 18, 2004
-----------------------------------------------------
                 A. Thomas Smith III
                  Attorney-in-Fact